Submission	Nov. 18, 2025
Submission [Line Items]
Central Index Key	0000895728
Registrant Name	ENBRIDGE INC
Registration File Number	333-289186
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A